Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C. 20549
                                                               November 14, 1995



                            Rule 24F-2 Notice for
                     Cardinal Government Securities Trust

                     1933 Act registration number 2-67040



        Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the registrant, Cardinal Government Securities Trust, hereby advises as follows:


        1. The fiscal year for which this notice is filed is the year ended September 30, 1995.

        2. The number of securities of the same class registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 which remain unsold at the beginning of said fiscal year is none.

        3. The number of such securities registered during said fiscal year other than pursuant to Rule 24f-2 is 46,558,264.

        4. The number of such securities sold during said fiscal year is 1,052,265,662. *

        5. The number of such securities sold during said fiscal year in reliance upon registration pursuant to Rule 24f-2 is 1,005,707,398. *

* Calculation of filing fee does not include 19,567,048 shares issued in reinvestment of dividends.

                                                              Number                             Aggregate
                                                            of  shares                          sales price
                                                            ------------                       -------------
Shares of Beneficial Interest,
par value $.01 per share, sold
during the fiscal year ended
September 30, 1995                                          1,005,707,398                      $1,005,707,398


Aggregate Redemption Price of
Shares of Beneficial Interest
redeemed during the fiscal year
ended September 30, 1995                                     (993,975,623)                      ($993,975,623)


Aggregate Redemption Price
previously applied pursuant to
Rule 24e-2(a)                                                           0                                  $0

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       Cardinal Government Securities Trust   24f-2 Notice (continued)

                                                         Number                                 Aggregate
                                                       of  shares                              sales price
                                                      ------------                            --------------
Net Aggregate Sales Price                             11,731,775                              $11,731,775

Amount of filing fee at 1/50 of
one percent of Aggregate Net
Sales Price                                                                                    $ 2,346.36




                                         Cardinal Government Securities Trust


                                         By   /s/ J.M. Schrack
                                            -----------------------------------
                                              J. M. Schrack, Treasurer

                              BAKER & HOSTETLER
                       65 East State Street, Suite 2100
                          Columbus, Ohio 43215-4260
                                (614) 228-1541

                              November 15, 1995

Cardinal Government Securities Trust
115 East Broad Street
Columbus, Ohio 43215

        Subject:  Rule 24f-2 Notice dated November 14, 1995 --
                  --------------------------------------------
                  Cardinal Government Securities Trust
                  ------------------------------------

Ladies and Gentlemen:

        In connection with the registration by Cardinal Government Securities Trust (the "Trust") under the Securities Act of 1933 of an indefinite number of shares of beneficial interest, $.01 par value, it is our opinion that the 1,005,707,398 shares of beneficial interest, $.01 par value, of the Trust made definite by the above-captioned Notice were legally issued, fully paid and non-assessable, assuming that such shares of beneficial interest were issued for the consideration described in the Trust's Registration Statement on Form N-1A, as the same may be amended from time to time.

                                        Sincerely,

                                        /s/ Baker & Hostetler

                                        BAKER & HOSTETLER